Segment Reporting (Information by Reporting Segment) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Segment Reporting Information [Line Items]
Net sales	¥ 1,479,627	¥ 1,526,536	¥ 1,447,369
Income before income taxes	145,583	121,862	146,268
Depreciation and amortization	76,647	72,994	76,151
Write-down of inventories	12,238	17,361	7,256
Capital expenditures	68,933	56,670	56,611
Total assets	3,095,049	3,021,184	2,636,704
Operating Segments
Segment Reporting Information [Line Items]
Income before income taxes	106,162	108,841	134,292
Total assets	1,611,254	1,673,309	1,575,728
Operating Segments | Fine Ceramic Parts Group
Segment Reporting Information [Line Items]
Net sales	95,092	90,694	80,020
Income before income taxes	15,745	16,134	11,836
Depreciation and amortization	5,329	4,956	5,014
Write-down of inventories	45	138	330
Capital expenditures	7,136	6,077	3,195
Total assets	81,076	78,580	69,165
Operating Segments | Semiconductor Parts Group
Segment Reporting Information [Line Items]
Net sales	216,263	217,879	187,891
Income before income taxes	28,934	33,971	31,889
Depreciation and amortization	15,618	15,723	15,765
Write-down of inventories	1,595	2,065	824
Capital expenditures	15,104	11,465	16,566
Total assets	186,407	194,547	169,330
Operating Segments | Applied Ceramic Products Group
Segment Reporting Information [Line Items]
Net sales	247,516	277,629	272,795
Income before income taxes	16,386	3,159	33,501
Depreciation and amortization	11,425	12,527	13,558
Write-down of inventories	2,117	9,542	1,223
Capital expenditures	10,055	6,665	8,546
Total assets	287,911	306,984	317,750
Operating Segments | Electronic Device Group
Segment Reporting Information [Line Items]
Net sales	290,902	284,145	284,322
Income before income taxes	10,974	34,372	21,160
Depreciation and amortization	17,294	16,010	17,585
Write-down of inventories	1,464	1,816	1,170
Capital expenditures	19,607	14,471	12,048
Total assets	484,683	509,836	451,856
Operating Segments | Telecommunications Equipment Group
Segment Reporting Information [Line Items]
Net sales	170,983	204,290	186,749
Income before income taxes	(4,558)	(20,212)	1,437
Depreciation and amortization	4,570	4,339	5,091
Write-down of inventories	5,973	2,775	2,335
Capital expenditures	2,624	2,525	2,997
Total assets	92,752	102,762	105,597
Operating Segments | Information Equipment Group
Segment Reporting Information [Line Items]
Net sales	336,308	332,596	307,848
Income before income taxes	27,106	34,569	28,193
Depreciation and amortization	14,428	11,488	10,963
Write-down of inventories	890	803	1,016
Capital expenditures	8,512	9,196	5,550
Total assets	301,471	304,044	290,378
Operating Segments | All Other Segments
Segment Reporting Information [Line Items]
Net sales	167,793	172,925	173,137
Income before income taxes	11,575	6,848	6,276
Depreciation and amortization	5,985	5,820	5,965
Write-down of inventories	154	222	358
Capital expenditures	2,844	2,695	3,437
Total assets	176,954	176,556	171,652
Adjustments and eliminations
Segment Reporting Information [Line Items]
Net sales	(45,230)	(53,622)	(45,393)
Income before income taxes	(113)	(723)	87
Total assets	(132,234)	(145,040)	(121,936)
Corporate
Segment Reporting Information [Line Items]
Income before income taxes	39,534	13,744	11,889
Depreciation and amortization	1,998	2,131	2,210
Capital expenditures	3,051	3,576	4,272
Total assets	¥ 1,616,029	¥ 1,492,915	¥ 1,182,912